Operating Assets and Liabilities - Accrued liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Operating Assets and Liabilities
Amounts due to equity award holders	$ 83	$ 11,757
Professional advisors	794	910
Other	269	376
Total	$ 1,146	$ 13,043